Fair Value Measurements - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Impairment charge	¥ 0	¥ 0	¥ 10,000
Non-recurring
Fair Value Measurements
Liabilities fair value	0	0
Assets fair value	0	¥ 0
Quoted Price in Active Market for Identical Assets (Level 1) | Recurring | Short-term investments
Fair Value Measurements
Assets fair value	11,925
Quoted Price in Active Market for Identical Assets (Level 1) | Recurring | Marketable equity securities
Fair Value Measurements
Assets fair value	11,925
Significant Other Observable Inputs (Level 2) | Recurring | Short-term investments
Fair Value Measurements
Assets fair value	795,849
Significant Other Observable Inputs (Level 2) | Recurring | Trading debt securities
Fair Value Measurements
Assets fair value	¥ 795,849